Financial Instruments and Risk Management (Derivative Instrument Not Designated as Cash Flow Hedged Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / oz	Dec. 31, 2023 USD ($)
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz	1,950
Unrealized loss on commodity derivatives	$ 24.2	$ 0.9
Expense relating to variable lease payments not included in measurement of lease liabilities	131.9	104.2
Derivatives | Gold Options
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value	(0.8)
Gold Options | Derivatives
Disclosure of detailed information about hedged items [line items]
Financial liabilities, at fair value	0.0
Gold Options | Commodity price risk
Disclosure of detailed information about hedged items [line items]
Unrealized loss on commodity derivatives	(9.3)	(0.1)
Fair value adjustment on contingent consideration	$ 24.2	$ 0.9